Financial risk management and derivatives - Summary of Interest and Foreign Exchange Risk Sensitivities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impact on profit before tax [member] | Currency risk [member] | Sterling US dollar exchange rate [member]
Disclosure of detailed information about financial instruments [Line Items]
Impact of 5 cent fall in exchange rate	$ 4.1	$ 4.0	$ 5.2
Impact on profit before tax [member] | Currency risk [member] | Euro US dollar exchange rate [member]
Disclosure of detailed information about financial instruments [Line Items]
Impact of 5 cent fall in exchange rate	(2.4)	(2.1)	(2.2)
Impact on profit before tax [member] | Interest rate risk [member] | US dollar interest rates [member]
Disclosure of detailed information about financial instruments [Line Items]
Impact of 1% increase interest rates	(0.9)	(2.9)	(1.8)
Impact on profit before tax [member] | Interest rate risk [member] | Sterling interest rates [member]
Disclosure of detailed information about financial instruments [Line Items]
Impact of 1% increase interest rates	5.5	0.3	1.3
Impact on net liabilities [member] | Currency risk [member] | Sterling US dollar exchange rate [member]
Disclosure of detailed information about financial instruments [Line Items]
Impact of 5 cent fall in exchange rate	25.8	44.1	47.2
Impact on net liabilities [member] | Currency risk [member] | Euro US dollar exchange rate [member]
Disclosure of detailed information about financial instruments [Line Items]
Impact of 5 cent fall in exchange rate	23.1	$ (4.1)	$ (5.5)
Impact on net liabilities [member] | Currency risk [member] | Sterling: Euro exchange rate [member]
Disclosure of detailed information about financial instruments [Line Items]
Impact of 5 cent fall in exchange rate	$ 31.9